UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

4TH FLOOR

BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Nancy Conlin

Vice President and Counsel

State Street Bank and Trust Company

Securities Finance Division- Floor 4

1 Lincoln Street

Boston, Massachusetts 02111-2900

Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-3966

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 7.7%
P-1, A-1	Aspen Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	$50,000,000	$49,992,014
P-1, A-1	Aspen Funding Corp. (a)(b)	0.264%	05/24/2013	05/24/2013	30,000,000	29,988,517
P-1, A-1+	Bedford Row Funding Corp. (a)(b)	0.294%	06/24/2013	06/24/2013	61,201,000	61,159,587
P-1, A-1	Cancara Asset Securitisation LLC (b)(c)	0.223%	06/06/2013	06/06/2013	40,000,000	39,983,867
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.253%	04/24/2013	04/24/2013	25,000,000	24,996,007
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.264%	05/24/2013	05/24/2013	40,000,000	39,984,689
P-1, A-1+	Kells Funding LLC (b)(c)	0.274%	05/08/2013	05/08/2013	61,201,000	61,184,017
P-1, A-1+	Kells Funding LLC (b)(c)	0.274%	05/17/2013	05/17/2013	100,000,000	99,965,500
P-1, A-1+	Kells Funding LLC (b)(c)	0.274%	05/20/2013	05/20/2013	50,000,000	49,981,625
P-1, A-1+	Kells Funding LLC (b)(c)	0.263%	05/22/2013	05/22/2013	70,000,000	69,974,217
P-1, A-1+	Kells Funding LLC (b)(c)	0.244%	06/06/2013	06/06/2013	100,000,000	99,956,000
P-1, A-1+	Kells Funding LLC (b)(c)	0.244%	06/14/2013	06/14/2013	25,000,000	24,987,667
P-1, A-1+	Kells Funding LLC (b)(c)	0.244%	06/17/2013	06/17/2013	75,000,000	74,961,500
P-1, A-1+	Kells Funding LLC (b)(c)	0.244%	06/19/2013	06/19/2013	50,000,000	49,973,666
P-1, A-1+	Kells Funding LLC (b)(c)	0.223%	07/19/2013	07/19/2013	100,000,000	99,933,389
P-1, A-1+	Kells Funding LLC (b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,964,861
P-1, A-1	Northern Pines Funding LLC (b)(c)	0.243%	06/10/2013	06/10/2013	100,000,000	99,953,333
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.470%	04/15/2013	04/15/2013	18,360,000	18,356,644
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.518%	05/09/2013	05/09/2013	42,841,000	42,817,937

TOTAL ASSET BACKED COMMERCIAL PAPER						1,088,115,037

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.8%
P-1, A-1+	Australia & New Zealand Banking Group (a)(b)	0.213%	07/01/2013	07/01/2013	80,000,000	79,957,533
P-1, A-1	BNP Paribas (b)	0.366%	07/11/2013	07/11/2013	65,000,000	64,934,350
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.243%	06/03/2013	06/03/2013	100,000,000	99,958,000
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.238%	07/10/2013	07/10/2013	218,000,000	217,857,694
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	105,000,000	104,902,817
P-1, A-1	Electricite De France SA (a)(b)	0.304%	04/08/2013	04/08/2013	76,501,000	76,496,537
P-1, A-1+	General Electric Capital Corp.	0.254%	04/01/2013	04/01/2013	183,603,000	183,603,000
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	06/25/2013	06/25/2013	37,000,000	36,982,528
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	07/03/2013	07/03/2013	48,000,000	47,975,200
P-1, A-1+	General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	100,000,000	99,926,667
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.355%	04/09/2013	07/09/2013	42,841,000	42,841,000
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.346%	05/07/2013	02/05/2014	26,000,000	25,998,002
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.346%	05/07/2013	02/07/2014	16,000,000	15,999,726
P-1, A-1	JPMorgan Chase & Co.	0.282%	04/08/2013	04/08/2013	82,621,000	82,621,000
P-1, A-1	JPMorgan Chase & Co.	0.295%	04/22/2013	04/22/2013	97,922,000	97,922,000
P-1, A-1	JPMorgan Chase & Co. (d)	0.378%	05/07/2013	02/04/2014	160,000,000	160,000,000
P-1, A-1	Nationwide Building Society (a)(b)	0.386%	04/02/2013	04/02/2013	70,381,000	70,380,257
P-1, A-1	Nationwide Building Society (a)(b)	0.254%	04/05/2013	04/05/2013	48,961,000	48,959,640
P-1, A-1	Nationwide Building Society (a)(b)	0.386%	04/05/2013	04/05/2013	33,661,000	33,659,579
P-1, A-1+	Nordea Bank AB (b)	0.233%	05/23/2013	05/23/2013	100,000,000	99,965,689
P-1, A-1+	Nordea Bank AB (b)	0.200%	06/06/2013	06/06/2013	31,000,000	30,988,633
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.355%	04/19/2013	04/19/2013	91,802,000	91,785,935
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.244%	06/20/2013	06/20/2013	250,000,000	249,866,667
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.203%	07/23/2013	07/23/2013	49,000,000	48,969,239
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.351%	04/22/2013	01/21/2014	50,000,000	50,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.351%	04/24/2013	01/24/2014	$65,000,000	$65,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,227,551,693

	CERTIFICATES OF DEPOSIT — 48.4%
P-1, A-1	Bank of Montreal (d)	0.273%	04/18/2013	09/13/2013	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia	0.200%	06/24/2013	06/24/2013	500,000,000	500,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.263%	04/08/2013	09/03/2013	137,702,000	137,702,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	06/12/2013	06/12/2013	250,000,000	250,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	06/21/2013	06/21/2013	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	07/03/2013	07/03/2013	305,000,000	305,000,000
P-1, A-1	Barclays Bank	0.420%	07/15/2013	07/15/2013	90,000,000	90,000,000
P-1, A-1	Barclays Bank (d)	0.463%	06/19/2013	08/16/2013	250,000,000	250,000,000
P-1, A-1	Barclays Bank (d)	0.412%	04/03/2013	09/03/2013	185,000,000	185,000,000
P-1, A-1	BNP Paribas	0.260%	07/08/2013	07/08/2013	215,000,000	215,000,000
P-1, A-1	BNP Paribas	0.360%	07/11/2013	07/11/2013	65,000,000	65,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.284%	04/05/2013	08/30/2013	82,621,000	82,621,000
P-1, A-1+	Cooperatieve Centrale (d)	0.335%	04/09/2013	10/09/2013	183,603,000	183,603,000
P-1, A-1+	Cooperatieve Centrale (d)	0.343%	06/06/2013	03/06/2014	215,000,000	215,000,000
P-1, A-1	Credit Suisse	0.250%	07/05/2013	07/05/2013	140,000,000	140,000,000
P-1, A-1	Credit Suisse (d)	0.254%	04/05/2013	08/05/2013	135,000,000	135,000,000
P-1, A-1	Deutsche Bank AG	0.230%	04/23/2013	04/23/2013	300,000,000	300,000,000
P-1, A-1	Deutsche Bank AG	0.240%	06/03/2013	06/03/2013	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.300%	06/11/2013	06/11/2013	300,000,000	300,000,000
P-1, A-1	ING Bank NV	0.300%	06/17/2013	06/17/2013	275,500,000	275,500,000
P-1, A-1	Lloyds TSB Bank	0.190%	05/03/2013	05/03/2013	160,000,000	160,000,000
P-1, A-1+	Nordea Bank AB	0.210%	06/04/2013	06/04/2013	41,000,000	41,000,000
P-1, A-1+	Nordea Bank AB	0.200%	06/05/2013	06/05/2013	61,000,000	61,000,000
P-1, A-1+	Nordea Bank AB (d)	0.303%	04/17/2013	01/17/2014	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.180%	04/19/2013	04/19/2013	300,000,000	300,000,000
P-1, A-1	Norinchukin Bank	0.180%	04/25/2013	04/25/2013	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.403%	04/17/2013	07/17/2013	45,901,000	45,901,000
P-1, A-1+	Rabobank Nederland NV (d)	0.371%	04/25/2013	07/25/2013	27,540,000	27,540,000
P-1, A-1+	Rabobank Nederland NV (d)	0.381%	04/25/2013	07/25/2013	67,321,000	67,321,000
P-1, A-1+	Royal Bank of Canada (d)	0.342%	05/10/2013	08/12/2013	33,661,000	33,661,000
P-1, A-1+	Royal Bank of Canada (d)	0.333%	06/06/2013	09/06/2013	40,821,000	40,821,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.340%	04/12/2013	04/12/2013	228,892,000	228,892,000
P-1, A-1+	Standard Chartered Bank	0.240%	07/25/2013	07/25/2013	38,000,000	38,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	05/20/2013	05/20/2013	300,000,000	300,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	06/04/2013	06/04/2013	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (d)	0.243%	04/19/2013	06/19/2013	65,000,000	65,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.255%	07/08/2013	07/08/2013	79,561,000	79,562,082
P-1, A-1+	Svenska Handelsbanken AB	0.225%	07/12/2013	07/12/2013	155,000,000	155,002,194
P-1, A-1	Swedbank AB (d)	0.374%	04/05/2013	11/05/2013	111,000,000	111,000,000
P-1, A-1	UBS AG (d)	0.334%	04/02/2013	05/01/2013	110,162,000	110,162,000
P-1, A-1	UBS AG	0.250%	06/05/2013	06/05/2013	125,000,000	125,000,000
P-1, A-1	UBS AG	0.250%	06/10/2013	06/10/2013	125,000,000	125,000,000
P-1, A-1	UBS AG	0.260%	07/09/2013	07/09/2013	250,000,000	250,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Westpac Banking Corp. (d)	0.353%	04/17/2013	01/17/2014	$55,000,000	$54,997,807

TOTAL CERTIFICATES OF DEPOSIT						6,839,286,083

	OTHER NOTES — 6.6%
P-2, A-1	Bank of America NA	0.300%	04/12/2013	04/12/2013	225,000,000	225,000,000
P-2, A-1	Bank of America NA	0.280%	06/10/2013	06/10/2013	275,000,000	275,000,000
P-1, A-1	DnB Bank ASA	0.080%	04/01/2013	04/01/2013	130,243,000	130,243,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.361%	06/07/2013	04/07/2014	115,000,000	115,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(d)	0.294%	04/29/2013	08/27/2013	75,000,000	75,000,000
P-1, A-1+	Toyota Motor Credit Corp. (d)	0.331%	06/10/2013	09/09/2013	23,030,000	23,030,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.343%	04/22/2013	04/17/2014	96,000,000	96,000,000

TOTAL OTHER NOTES						939,273,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 17.8%
P-1, A-1	Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 0.000% - 5.625% due 02/11/2014 - 07/15/2037 valued at $355,981,901); expected proceeds $349,006,592	0.170%	04/01/2013	04/01/2013	349,000,000	349,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 01/01/2026 - 03/01/2043 valued at $153,389,328); expected proceeds $150,003,333	0.200%	04/01/2013	04/01/2013	150,000,000	150,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by various U.S. Government Obligations, 0.000% - 5.500% due 04/15/2026 - 12/20/2042 valued at $71,400,001); expected proceeds $70,002,178	0.160%	04/01/2013	04/01/2013	70,000,000	70,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by various U.S. Government Obligations, 0.000% - 7.125% due 05/13/2013 - 01/15/2030 valued at $510,000,898); expected proceeds $500,012,639	0.130%	04/01/2013	04/01/2013	500,000,000	500,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 11/01/2018 - 03/01/2043 valued at $204,000,001); expected proceeds $200,005,444	0.140%	04/02/2013	04/02/2013	$200,000,000	$200,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 07/20/2038 - 02/20/2043 valued at $51,000,000); expected proceeds $50,001,361	0.140%	04/04/2013	04/04/2013	50,000,000	50,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 05/01/2027 - 02/01/2043 valued at $408,000,000); expected proceeds $400,010,111	0.130%	04/02/2013	04/02/2013	400,000,000	400,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 5.500% due 06/01/2021 - 04/01/2043 valued at $612,000,000); expected proceeds $600,016,667	0.250%	04/01/2013	04/01/2013	600,000,000	600,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 03/01/2026 - 03/01/2043 valued at $127,500,000); expected proceeds $125,004,375	0.180%	04/04/2013	04/04/2013	125,000,000	125,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 06/01/2026 - 12/01/2042 valued at $76,500,000); expected proceeds $75,001,667	0.200%	04/01/2013	04/01/2013	$75,000,000	$75,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						2,519,000,000

	TREASURY REPURCHASE AGREEMENTS — 3.7%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Treasury Strips, 1.250% - 2.125% due 04/15/2014 - 12/31/2015 valued at $306,000,034); expected proceeds $300,005,000	0.150%	04/01/2013	04/01/2013	300,000,000	300,000,000
P-1, A-1	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Treasury Strips, 0.000% - 8.125% due 07/31/2013 - 11/15/2042 valued at $222,360,010); expected proceeds $218,004,118	0.170%	04/01/2013	04/01/2013	218,000,000	218,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						518,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%						14,131,225,813
Other Assets in Excess of Liabilities — 0.0%(g)						1,720,488

NET ASSETS — 100.0%						$14,132,946,301

(a)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.01% of net assets as of March 31, 2013.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.23% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Floating Rate Note- Interest rate shown is rate in effect at March 31, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	14,131,225,813	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$14,131,225,813	$—

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 53.8%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 0.400% - 5.250% due 08/20/2015 - 04/18/2016 valued at $76,500,668); expected proceeds $75,001,417	0.170%	04/01/2013	04/01/2013	$75,000,000	$75,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 02/01/2023 - 02/20/2043 valued at $286,210,432); expected proceeds $280,006,222	0.200%	04/01/2013	04/01/2013	280,000,000	280,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri- Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 12/01/2027 - 09/01/2041 valued at $285,600,001); expected proceeds $280,006,222	0.200%	04/01/2013	04/01/2013	280,000,000	280,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 07/01/2027 - 09/01/2042 valued at $255,002,112); expected proceeds $250,006,111	0.220%	04/01/2013	04/01/2013	250,000,000	250,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 01/01/2032 - 02/01/2042 valued at $140,762,545); expected proceeds $138,003,067	0.200%	04/01/2013	04/01/2013	138,000,000	138,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 04/01/2027 - 12/01/2042 valued at $51,004,268); expected proceeds $50,001,056	0.190%	04/01/2013	04/01/2013	50,000,000	50,000,000

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 05/01/2026 - 10/01/2047 valued at $247,860,001); expected proceeds $243,006,750	0.250%	04/01/2013	04/01/2013	$243,000,000	$243,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,316,000,000

	TREASURY REPURCHASE AGREEMENTS — 46.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.250% - 4.500% due 11/30/2014 - 05/15/2038 valued at $249,048,472); expected proceeds $244,169,069	0.150%	04/01/2013	04/01/2013	244,165,000	244,165,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 04/15/2017 valued at $102,000,021); expected proceeds $100,001,667	0.150%	04/01/2013	04/01/2013	100,000,000	100,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 0.375% - 0.750% due 12/15/2013 - 03/15/2015 valued at $280,503,192); expected proceeds $275,005,500	0.180%	04/01/2013	04/01/2013	275,000,000	275,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Bond, 4.375% due 02/15/2038 and a U.S. Treasury Note, 0.625% due 05/31/2017 valued at $74,462,396); expected proceeds $73,001,379	0.170%	04/01/2013	04/01/2013	73,000,000	73,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 07/15/2015 valued at $19,380,067); expected proceeds $19,000,422	0.200%	04/01/2013	04/01/2013	19,000,000	19,000,000

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.500% due 08/15/2014 valued at $158,100,017); expected proceeds $155,002,583	0.150%	04/01/2013	04/01/2013	$155,000,000	$155,000,000
NR, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 0.250% - 4.250% due 11/15/2013 - 08/31/2016 valued at $270,300,919); expected proceeds $265,005,006	0.170%	04/01/2013	04/01/2013	265,000,000	265,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,131,165,000

TOTAL INVESTMENTS(a)(b)† — 100.0%						2,447,165,000
Liabilities in Excess of Assets — (0.00)%(c)						(134,076)

NET ASSETS — 100.0%						$2,447,030,924

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(b)	Also represents the cost for federal tax purposes.
(c)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 –	—

Level 2 –	$2,447,165,000

Level 3 –	—

Total	$2,447,165,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 8.9%
P-1, A-1	Aspen Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	$25,000,000	$24,996,007
P-1, A-1	Aspen Funding Corp. (a)(b)	0.264%	05/24/2013	05/24/2013	20,000,000	19,992,345
P-1, A-1+	Bedford Row Funding Corp. (a)(b)	0.290%	06/24/2013	06/24/2013	38,799,000	38,772,746
P-1, A-1	Cancara Asset Securitisation LLC (b)(c)	0.223%	06/06/2013	06/06/2013	80,000,000	79,967,733
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.253%	04/24/2013	04/24/2013	25,000,000	24,996,007
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.264%	05/24/2013	05/24/2013	85,000,000	84,967,464
P-1, A-1+	Kells Funding LLC (b)(c)	0.270%	05/08/2013	05/08/2013	38,799,000	38,788,233
P-1, A-1+	Kells Funding LLC (b)(c)	0.270%	05/17/2013	05/17/2013	50,000,000	49,982,750
P-1, A-1+	Kells Funding LLC (b)(c)	0.274%	05/20/2013	05/20/2013	50,000,000	49,981,625
P-1, A-1+	Kells Funding LLC (b)(c)	0.263%	05/22/2013	05/22/2013	50,000,000	49,981,583
P-1, A-1+	Kells Funding LLC (b)(c)	0.240%	06/06/2013	06/06/2013	50,000,000	49,978,000
P-1, A-1+	Kells Funding LLC (b)(c)	0.244%	06/17/2013	06/17/2013	75,000,000	74,961,500
P-1, A-1+	Kells Funding LLC (b)(c)	0.230%	07/03/2013	07/03/2013	70,000,000	69,958,408
P-1, A-1	Matchpoint Master Trust (b)(c)	0.254%	06/17/2013	06/17/2013	111,132,000	111,072,575
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.470%	04/15/2013	04/15/2013	11,640,000	11,637,873
P-1, A-1	Ridgefield Funding Co. (b)(c)	0.510%	05/09/2013	05/09/2013	27,159,000	27,144,380

TOTAL ASSET BACKED COMMERCIAL PAPER						807,179,229

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.7%
P-1, A-1+	Australia & New Zealand Banking Group (a)(b)	0.213%	07/01/2013	07/01/2013	55,000,000	54,970,804
P-1, A-1	BNP Paribas (b)	0.366%	07/11/2013	07/11/2013	40,000,000	39,959,600
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.243%	06/05/2013	06/05/2013	60,000,000	59,974,000
P-1, A-1+	Caisse des Depots et Consignations (b)(c)	0.238%	07/10/2013	07/10/2013	182,000,000	181,881,195
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	70,000,000	69,935,211
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.305%	07/29/2013	07/29/2013	55,000,000	54,945,458
P-1, A-1	Electricite De France SA (a)(b)	0.300%	04/08/2013	04/08/2013	48,499,000	48,496,171
P-1, A-1	Electricite De France SA (a)(b)	0.254%	05/07/2013	05/07/2013	50,000,000	49,987,500
P-1, A-1+	General Electric Capital Corp.	0.250%	04/01/2013	04/01/2013	116,397,000	116,397,000
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	06/25/2013	06/25/2013	24,000,000	23,988,667
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	07/02/2013	07/02/2013	33,000,000	32,983,133
P-1, A-1+	General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	68,000,000	67,950,133
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.355%	04/09/2013	07/09/2013	27,159,000	27,159,000
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.346%	05/07/2013	02/05/2014	16,000,000	15,998,770
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.346%	05/07/2013	02/07/2014	12,000,000	11,999,795
P-1, A-1	JPMorgan Chase & Co.	0.282%	04/08/2013	04/08/2013	52,379,000	52,379,000
P-1, A-1	JPMorgan Chase & Co.	0.295%	04/22/2013	04/22/2013	62,078,000	62,078,000
P-1, A-1	JPMorgan Chase & Co. (d)	0.378%	05/07/2013	02/04/2014	90,000,000	90,000,000
P-1, A-1	Nationwide Building Society (a)(b)	0.380%	04/02/2013	04/02/2013	44,619,000	44,618,529
P-1, A-1	Nationwide Building Society (a)(b)	0.250%	04/05/2013	04/05/2013	31,039,000	31,038,138
P-1, A-1	Nationwide Building Society (a)(b)	0.380%	04/05/2013	04/05/2013	21,339,000	21,338,099
P-1, A-1+	Nordea Bank AB (b)	0.238%	05/23/2013	05/23/2013	75,000,000	74,974,542
P-1, A-1+	Nordea Bank AB (b)	0.203%	06/06/2013	06/06/2013	18,000,000	17,993,400
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.350%	04/19/2013	04/19/2013	58,198,000	58,187,815
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.203%	07/23/2013	07/23/2013	31,000,000	30,980,539
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.351%	04/22/2013	01/21/2014	30,000,000	30,000,000
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.351%	04/24/2013	01/24/2014	45,000,000	45,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,415,214,499

	CERTIFICATES OF DEPOSIT — 44.7%
P-1, A-1	Bank of Montreal (d)	0.273%	04/18/2013	09/13/2013	70,000,000	70,000,000

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Bank of Nova Scotia	0.200%	06/24/2013	06/24/2013	$150,000,000	$150,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.263%	04/08/2013	09/03/2013	87,298,000	87,298,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	06/12/2013	06/12/2013	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	06/21/2013	06/21/2013	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	07/03/2013	07/03/2013	195,000,000	195,000,000
P-1, A-1	Barclays Bank	0.420%	07/15/2013	07/15/2013	60,000,000	60,000,000
P-1, A-1	Barclays Bank (d)	0.463%	04/19/2013	08/16/2013	100,000,000	100,000,000
P-1, A-1	Barclays Bank (d)	0.412%	04/03/2013	09/03/2013	115,000,000	115,000,000
P-1, A-1	BNP Paribas	0.260%	07/08/2013	07/08/2013	145,000,000	145,000,000
P-1, A-1	BNP Paribas	0.360%	07/11/2013	07/11/2013	40,000,000	40,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.284%	04/05/2013	08/30/2013	52,379,000	52,379,000
P-1, A-1+	Cooperatieve Centrale (d)	0.335%	04/09/2013	10/09/2013	116,397,000	116,397,000
P-1, A-1+	Cooperatieve Centrale (d)	0.343%	06/06/2013	03/06/2014	150,000,000	150,000,000
P-1, A-1	Credit Suisse	0.250%	07/05/2013	07/05/2013	65,000,000	65,000,000
P-1, A-1	Credit Suisse (d)	0.254%	04/05/2013	08/05/2013	60,000,000	60,000,000
P-1, A-1	Deutsche Bank AG	0.230%	04/23/2013	04/23/2013	175,000,000	175,000,000
P-1, A-1	Deutsche Bank AG	0.240%	06/03/2013	06/03/2013	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.300%	06/11/2013	06/11/2013	175,000,000	175,000,000
P-1, A-1	ING Bank NV	0.300%	06/17/2013	06/17/2013	174,500,000	174,500,000
P-1, A-1	Lloyds TSB Bank	0.190%	05/03/2013	05/03/2013	110,000,000	110,000,000
P-1, A-1+	Nordea Bank AB	0.210%	06/04/2013	06/04/2013	25,000,000	25,000,000
P-1, A-1+	Nordea Bank AB	0.200%	06/05/2013	06/05/2013	37,000,000	37,000,000
P-1, A-1+	Nordea Bank AB (d)	0.303%	04/17/2013	01/17/2014	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.180%	04/19/2013	04/19/2013	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.403%	04/17/2013	07/17/2013	29,099,000	29,099,000
P-1, A-1+	Rabobank Nederland NV (d)	0.371%	04/25/2013	07/25/2013	17,460,000	17,460,000
P-1, A-1+	Rabobank Nederland NV (d)	0.381%	04/25/2013	07/25/2013	42,679,000	42,679,000
P-1, A-1+	Royal Bank of Canada (d)	0.342%	05/10/2013	08/12/2013	21,339,000	21,339,000
P-1, A-1+	Royal Bank of Canada (d)	0.333%	06/06/2013	09/06/2013	25,879,000	25,879,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.340%	04/12/2013	04/12/2013	145,108,000	145,108,000
P-1, A-1+	Standard Chartered Bank	0.240%	07/25/2013	07/25/2013	22,000,000	22,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	05/20/2013	05/20/2013	175,000,000	175,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	05/23/2013	05/23/2013	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	06/17/2013	06/17/2013	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (d)	0.243%	04/19/2013	06/19/2013	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.255%	07/08/2013	07/08/2013	50,439,000	50,439,686
P-1, A-1+	Svenska Handelsbanken AB	0.225%	07/12/2013	07/12/2013	95,000,000	95,001,345
P-1, A-1	Swedbank AB (d)	0.374%	04/05/2013	11/05/2013	70,000,000	70,000,000
P-1, A-1	UBS AG (d)	0.334%	04/02/2013	05/01/2013	69,838,000	69,838,000
P-1, A-1	UBS AG	0.250%	06/05/2013	06/05/2013	85,000,000	85,000,000
P-1, A-1	UBS AG	0.250%	06/10/2013	06/10/2013	90,000,000	90,000,000
P-1, A-1	UBS AG	0.260%	07/09/2013	07/09/2013	150,000,000	150,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.353%	04/17/2013	01/17/2014	35,000,000	34,998,604

TOTAL CERTIFICATES OF DEPOSIT						4,041,415,635

	OTHER NOTES — 4.0%
P-2, A-1	Bank of America NA	0.280%	06/10/2013	06/10/2013	75,000,000	75,000,000
P-1, A-1	DnB Bank ASA	0.080%	04/01/2013	04/01/2013	90,925,000	90,925,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.361%	06/07/2013	04/07/2014	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(d)	0.294%	04/29/2013	09/27/2013	45,000,000	45,000,000
P-1, A-1+	Toyota Motor Credit Corp. (d)	0.331%	06/10/2013	09/09/2013	14,600,000	14,600,000

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	OTHER NOTES - (continued)
P-1, A-1+	Wells Fargo Bank NA (d)	0.343%	04/22/2013	04/17/2014	$59,000,000	$59,000,000

TOTAL OTHER NOTES						359,525,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 21.8%
P-1, A-1	Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 0.000% - 2.750% due 07/17/2013 - 04/16/2019 valued at $102,001,563); expected proceeds $100,001,889	0.170%	04/01/2013	04/01/2013	100,000,000	100,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 5.500% due 08/01/2020 - 02/01/2043 valued at $270,300,000); expected proceeds $265,005,889	0.200%	04/01/2013	04/01/2013	265,000,000	265,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 06/01/2027 - 04/01/2042 valued at $320,280,000); expected proceeds $314,008,722	0.250%	04/01/2013	04/01/2013	314,000,000	314,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 03/15/2028 - 12/20/2042 valued at $102,000,001); expected proceeds $100,003,111	0.160%	04/01/2013	04/01/2013	100,000,000	100,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 06/01/2022 - 03/01/2043 valued at $255,000,000); expected proceeds $250,006,319	0.130%	04/03/2013	04/03/2013	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 0.625% - 2.250% due 12/29/2014 - 10/17/2022 valued at $207,060,050); expected proceeds $203,004,060	0.180%	04/01/2013	04/01/2013	203,000,000	203,000,000

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 2.500% - 3.500% due 03/15/2028 - 08/20/2042 valued at $102,000,000); expected proceeds $100,002,722	0.140%	04/04/2013	04/04/2013	$100,000,000	$100,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 02/01/2027 - 01/01/2043 valued at $533,460,001); expected proceeds $523,014,528	0.250%	04/01/2013	04/01/2013	523,000,000	523,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Government Obligation, 4.000% due 11/01/2031 valued at $114,240,000); expected proceeds $112,002,364	0.190%	04/01/2013	04/01/2013	112,000,000	112,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,967,000,000

	TREASURY REPURCHASE AGREEMENTS — 4.9%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.875% due 02/28/2017 valued at $244,800,017); expected proceeds $240,004,000	0.150%	04/01/2013	04/01/2013	240,000,000	240,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by various U.S. Treasury Strips, 0.875% due 04/30/2017 - 01/31/2018 valued at $127,500,088); expected proceeds $125,002,083	0.150%	04/01/2013	04/01/2013	125,000,000	125,000,000

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 2.125% - 3.250% due 07/31/2016 - 08/15/2021 valued at $77,524,342); expected proceeds $76,001,436	0.170%	04/01/2013	04/01/2013	$76,000,000	$76,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						441,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%						9,031,334,363
Other Assets in Excess of Liabilities — 0.0%(g)						884,896

NET ASSETS — 100.0%						$9,032,219,259

(a)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.50% of net assets as of March 31, 2013.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.85% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Floating Rate Note- Interest rate shown is rate in effect at March 31, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO

Schedule of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	9,031,334,363	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$9,031,334,363	$—

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2013, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 20, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 20, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	May 20, 2013